UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Shares issued (in shares)	54,110,584	54,110,584
Par value (in dollars per share)	$ 0.10	$ 0.10
Treasury shares (in shares)	827,344	202,797